Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 6,931	$ 5,902	$ 6,673
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,121	912	937
Amortization of premiums and accretion of discounts on investment securities, net	7,286	5,294	3,283
Stock compensation expense	167	163	170
Provision for loan losses	1,485	573	334
Gain on sale of securities	(829)	(191)	(11)
Gain from death benefit proceeds on BOLI		(371)
Gain on sale of fixed assets	(74)
Net gain on sale of other real estate owned	(105)	(311)
Deferred income tax expense	498	459	973
Writedown on other real estate owned	230
(Increase) decrease in accrued interest receivable	(1,802)	382	285
Increase in cash surrender value life insurance	(726)	(709)	(771)
(Decrease) increase in accrued interest payable	(606)	166	273
Increase in deferred compensation liability	212	400	432
Net change in other operating assets and liabilities	255	(722)	(407)
Net cash provided by operating activities	14,043	11,947	12,171
Cash flows from investing activities
Proceeds from calls, paydowns and maturities of securities available-for-sale	237,705	59,189	40,964
Proceeds from sales of securities available-for-sale	188,324	122,171	17,620
Proceeds from sale of FHLB stock	2,913
Purchases of investment securities available-for-sale	(640,289)	(160,591)	(10,550)
Decrease (increase) in federal funds sold	1,600	(1,600)
Death benefit proceeds from bank-owned life insurance		1,549
Purchases of bank premises, furniture, fixtures and equipment	(2,019)	(1,042)	(346)
Proceeds from sales of bank premises, furniture, fixtures and equipment	124		264
Proceeds from sale of other real estate owned	1,899	584	812
Net decrease (increase) in interest bearing deposits with other banks	33,089	(48,927)	(6,547)
Net cash paid in acquisition of business		(317)
Purchases of FHLB Stock	(1,025)		(476)
Net increase in loans	(77,239)	(44,678)	(24,108)
Net cash (used by) provided by investing activities	(254,918)	(73,662)	17,633
Cash flows from financing activities
Net increase in deposits	196,193	16,459	35,536
Net decrease in federal funds purchased			(1,500)
Net increase (decrease) in securities sold under agreement to repurchase	25,862	62,444	(34,532)
Proceeds from exercise of stock options	86		27
Dividends paid to shareholders	(5,363)	(4,874)	(4,706)
Net increase (decrease) increase in FHLB advances	25,000	(8,969)	(30,000)
Net cash provided by (used in) financing activities	241,778	65,060	(35,175)
Net increase (decrease) in cash and due from banks	903	3,345	(5,371)
Cash and due from banks, beginning of year	15,937	12,592	17,963
Cash and due from banks, end of year	16,840	15,937	12,592
Supplemental disclosures of cash flow information
Interest	8,033	9,065	4,186
Income taxes	1,539	685	410
Noncash disclosures
Issuance of common stock for acquisition of business		13,557
Real estate acquired by foreclosure	$ 1,546	$ 385	$ 260